NOTES PAYABLE	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 - NOTES PAYABLE

(a)	NOTES PAYABLE

Notes payable consist of various notes bearing interest at rates from 5% to 9%, which are unsecured, with original due dates between August 2000 and December 2009. Five notes with maturity dates that have passed are currently in default with the remaining note due on demand and thus all notes are classified as current liabilities. At June 30, 2012 and December 31, 2011, notes payable amounted to $597,860. Below is a table summarizing the notes owed by the Company.

		Interest Expense
Principal	Interest Rate	6/30/2012	6/30/2011	Maturity
$292,860	9.00%	$13,178	$13,178	6/27/2010
192,000	0%	6,720	6,720	On Demand(1)
18,000	6.00%	540	540	9/1/2002
30,000	6.00%	900	900	9/12/2002
25,000	5.00%	626	626	8/31/2000
40,000	7.00%	1,400	1,400	7/10/2002
$597,860		$23,364	$23,364

(1)	Imputed interest due to 0% interest rate

(b)	CONVERTIBLE NOTES PAYABLE:

During the six months ended June 30, 2012, the Company converted three remaining convertible notes into common stock of the Company. The terms of the convertible note agreements required a conversion rate at double the market value of the shares at the conversion date. Accordingly, the Company issued 2,689,874 shares for the remaining $50,000 in convertible debt and $1,584 in accrued interest. No gain or loss was recognize from the conversion.

During the three months ended June 30, 2012, the Company engaged in a note agreement with a Company for $100,000. The note is convertible into common shares of the Company at a rate of $.005, to include all fees and interest. The Company has recorded a $100,000 discount on the Convertible Note due to this beneficial conversion feature. The discount will be accreted over the term of the note which is 8 months. The note was originated on April 12, 2012. During the second quarter, the Company amortized the note discount in the amount of $32, 917, thus the net note balance at June 30, 2012 is $32,917.

The beneficial conversion feature was calculated by computing the number of shares the note would convert into upon conversion times the market price of the stock on the date of the note issuance, less the note amount. The beneficial conversion feature amount is the difference between the note amount and the value of the shares to be issued upon conversion. The beneficial conversion feature was valued at $350,000, however the note discount cannot exceed the face amount of the note, therefore the discount was limited to and recorded at $100,000.